Note 7 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Dec. 31, 2021	Dec. 31, 2020
SPAIN | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(11.20%)
Unemployment		16.44%
HPI		(1.44%)
SPAIN | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	5.52%	6.63%
Unemployment	14.42%	16.03%
HPI	0.33%	(3.28%)
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	6.14%	6.27%
Unemployment	12.50%	12.72%
HPI	4.70%	4.56%
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	5.13%	2.95%
Unemployment	10.05%	10.82%
HPI	3.06%	5.79%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.61%	2.07%
Unemployment	8.48%	9.58%
HPI	1.87%	3.66%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.22%	2.01%
Unemployment	7.49%	8.55%
HPI	1.56%	3.57%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.19%
Unemployment	6.71%
HPI	1.19%
MEXICO | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(8.85%)
Unemployment		4.57%
HPI		1.71%
MEXICO | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	6.39%	4.58%
Unemployment	4.18%	5.40%
HPI	2.35%	(1.23%)
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.07%	3.80%
Unemployment	3.89%	5.17%
HPI	5.38%	0.32%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.81%	1.62%
Unemployment	3.75%	5.04%
HPI	3.85%	0.31%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.17%	1.47%
Unemployment	3.69%	4.91%
HPI	3.07%	1.01%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.88%	1.47%
Unemployment	3.64%	4.76%
HPI	4.08%	1.72%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.83%
Unemployment	3.59%
HPI	3.95%
TURKEY | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		2.07%
Unemployment		13.45%
TURKEY | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	11.63%	9.08%
Unemployment	11.90%	12.60%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	5.60%	5.30%
Unemployment	11.35%	11.58%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	5.80%	4.13%
Unemployment	11.93%	11.58%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.62%	4.11%
Unemployment	12.66%	11.19%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.66%	4.10%
Unemployment	12.94%	10.85%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.66%
Unemployment	13.05%
PERU | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(11.74%)
Unemployment		12.75%
PERU | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	13.60%	12.56%
Unemployment	11.33%	10.29%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.91%	5.25%
Unemployment	7.50%	10.00%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.78%	3.68%
Unemployment	6.82%	8.73%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.76%	3.58%
Unemployment	6.55%	7.23%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.34%	3.35%
Unemployment	6.52%	6.88%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.28%
Unemployment	6.47%
ARGENTINA | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(10.64%)
Unemployment		13.60%
ARGENTINA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	9.91%	9.95%
Unemployment	15.12%	14.39%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	6.69%	3.52%
Unemployment	11.34%	11.88%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.02%	2.08%
Unemployment	9.48%	8.99%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.09%	2.11%
Unemployment	7.99%	7.69%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.16%	2.14%
Unemployment	6.89%	6.78%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.12%
Unemployment	6.88%
COLOMBIA | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(6.80%)
Unemployment		18.14%
COLOMBIA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	9.89%	6.80%
Unemployment	15.36%	16.14%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	5.33%	3.70%
Unemployment	13.60%	14.53%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.38%	3.15%
Unemployment	13.22%	14.28%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.30%	3.27%
Unemployment	12.31%	12.49%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.44%	3.60%
Unemployment	11.58%	12.28%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.51%
Unemployment	11.32%